Income tax expense - Reconciliation of total tax expense (Details) - GBP (£) £ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2023	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Reconciliation of the total tax expense
(Loss)/profit before income tax		£ (24,027)	£ (20,818)	£ 27,476
Loss/(profit) before tax multiplied by weighted average US federal corporate income tax rate of 21.0% (2020: 21.0%; 2019: 21.0%)		5,046	4,372	(5,770)
Tax effects of:
Adjustment in respect of previous years		663	(1,236)	1,085
Difference in tax rates on non-US operations		216	26	63
Recognition of UK R&D tax claims in respect of previous years			537
Foreign exchange (losses)/gains on US dollar denominated tax basis		(3,146)	735	1,311
(Expenses not deductible for tax purposes)/income not taxable		(526)	757	(845)
Impact of change in UK Corporation tax rate		(77,785)
Unrealized foreign exchange gains/(losses) not taxable in the US		7,343	(3,690)	(2,248)
Re-measurement of foreign tax credit US deferred tax asset			(3,916)	(2,191)
Total income tax expense		£ (68,189)	£ (2,415)	£ (8,595)
US
Tax effects of:
Corporate tax rate		21.00%	21.00%	21.00%
UK
Tax effects of:
Corporate tax rate	25.00%	19.00%